                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number       811-07822
                                   ---------------------------------------------

                        AMERICAN CENTURY INVESTMENT TRUST
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               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
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(Address of principal executive offices)                         (Zip code)

     CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   816-531-5575
                                                    ----------------------------

Date of fiscal year end:     03/31
                           --------------------------

Date of reporting period:    07/01/2008 - 06/30/2009
                           --------------------------

Item 1.  Proxy Voting Record.

================ AMERICAN CENTURY MASON STREET HIGH-YIELD BOND =================

There  were no  matters  relating  to a  portfolio  security  considered  at any shareholder  meetings held during the reporting period and with respect to which the registrant was entitled to vote.

================== AMERICAN CENTURY MASON STREET SELECT BOND ===================

There  were no  matters  relating  to a  portfolio  security  considered  at any shareholder  meetings held during the reporting period and with respect to which the registrant was entitled to vote.

================================== CORE PLUS ===================================

There  were no  matters  relating  to a  portfolio  security  considered  at any shareholder  meetings held during the reporting period and with respect to which the registrant was entitled to vote.

=============================== DIVERSIFIED BOND ===============================

There  were no  matters  relating  to a  portfolio  security  considered  at any shareholder  meetings held during the reporting period and with respect to which the registrant was entitled to vote.

================================== HIGH-YIELD ==================================

There  were no  matters  relating  to a  portfolio  security  considered  at any shareholder  meetings held during the reporting period and with respect to which the registrant was entitled to vote.

========================== INFLATION PROTECTION BOND ===========================

There  were no  matters  relating  to a  portfolio  security  considered  at any shareholder  meetings held during the reporting period and with respect to which the registrant was entitled to vote.

============================= NT DIVERSIFIED BOND ==============================

ACCREDITED MTG LN TR

Ticker:                      Security ID:  00437NAA0
Meeting Date: JAN 29, 2009   Meeting Type: Written Consent
Record Date:  DEC 17, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Waiver 1                                None      For          Management
2     Waiver 2                                None      For          Management
3     Waiver 3                                None      For          Management

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CAROLINA POWER & LIGHT CO.

Ticker:                      Security ID:  144141CW6
Meeting Date: JUN 1, 2009    Meeting Type: Written Consent
Record Date:  MAY 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Sole Purpose Of The Consent         For       For          Management
      Solicitation Is To Permit The Company
      To Amend The Mortgage To Extend The
      Date Of Maturity Of The Mortgage From
      May 1, 2040 To May 1, 2140.

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CAROLINA POWER & LIGHT CO.

Ticker:                      Security ID:  144141CX4
Meeting Date: JUN 1, 2009    Meeting Type: Written Consent
Record Date:  MAY 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Sole Purpose Of The Consent         For       For          Management
      Solicitation Is To Permit The Company
      To Amend The Mortgage To Extend The
      Date Of Maturity Of The Mortgage From
      May 1, 2040 To May 1, 2140.

============================= PREMIUM MONEY MARKET =============================

There  were no  matters  relating  to a  portfolio  security  considered  at any shareholder  meetings held during the reporting period and with respect to which the registrant was entitled to vote.

============================== PRIME MONEY MARKET ==============================

There  were no  matters  relating  to a  portfolio  security  considered  at any shareholder  meetings held during the reporting period and with respect to which the registrant was entitled to vote.

================================ SHORT DURATION ================================

There  were no  matters  relating  to a  portfolio  security  considered  at any shareholder  meetings held during the reporting period and with respect to which the registrant was entitled to vote.

                                   SIGNATURES

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

(Registrant)    AMERICAN CENTURY INVESTMENT TRUST
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By (Signature and Title)     /s/ Jonathan S. Thomas
                         -------------------------------------------------------
                             Jonathan S. Thomas
                             President

Date     August 26, 2009
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